Debt - Maturity Schedules (Details) $ in Thousands	Dec. 31, 2022 USD ($)
Long-term Debt, Fiscal Year Maturity [Abstract]
For the year ended December 31, 2023	$ 19,063
For the year ended December 31, 2024	23,740
For the year ended December 31, 2025	37,745
For the year ended December 31, 2026	37,705
For the year ended December 31, 2027	825,964
Total maturities on debt in the next five fiscal years	$ 944,217